Stock Option Plans and Warrants to Purchase Common Stock (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation	$ 654,481	$ 720,150
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation	260,204	308,847
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation	$ 394,277	$ 411,303